Sale Leaseback (Details Textual)	1 Months Ended				12 Months Ended
	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)
Machinery equipment [Member]
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback					$ 6,637,055
Sale leaseback arrangement [Member]
Sale Leaseback (Textual)
Security deposit	$ 543,996	¥ 3,540,000	$ 771,814	¥ 5,022,500
One-time processing fee	16,320	106,200	24,544	¥ 159,716
Recognized deferred gain	254,928		$ 191,138					¥ 1,658,918	¥ 1,243,810
Sale leaseback transaction, lease terms			On this transaction, which will be amortized over 24 months as an income.	On this transaction, which will be amortized over 24 months as an income.	The minimum payments for the remaining lease term of 29 months from December 31, 2017 to May 18, 2020.
Unrecognized financing charge	102,470	661,811	$ 187,971	¥ 1,223,203
Interest expense					$ 128,069	$ 14,858	$ 0
Sale leaseback arrangement [Member] | Machinery equipment [Member]
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback	2,719,980		3,859,068					¥ 17,700,000	¥ 25,112,500
Total lease payment	$ 2,906,977	¥ 18,916,864	$ 4,020,503	¥ 26,163,022
Sale leaseback transaction, lease terms	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 24 months.	Subsequently leased back the machinery for 24 months.
Interest expense					$ 64,231	$ 0	$ 0